Stock-Based Compensation (Details) - Schedule of stock option activity - USD ($) $ / shares in Units, $ in Thousands				1 Months Ended	9 Months Ended	12 Months Ended
	Dec. 15, 2022	Dec. 13, 2022	Dec. 31, 2021	Jul. 31, 2021	Sep. 30, 2022	Dec. 31, 2021
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Weighted Average Remaining Contractual Life (Years)			8 years
Beginning balance, Aggregate Intrinsic Value (in Dollars)			$ 13,905
Ending balance, Weighted Average Remaining Contractual Life (Years)					7 years 11 months 26 days
Granted, Number of Options	613,259	284,958
Granted, Weighted Average Exercise Price (in Dollars per share)				$ 2.55
Exercised, Number of Options						(1,035,399)
Exercised, Aggregate Intrinsic Value (in Dollars)					$ 1,678
Stock Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Ending balance, Number of Options					6,163,206
Ending balanc, Weighted Average Exercise Price (in Dollars per share)					$ 3,560
Granted, Number of Options					6,632,387
Granted, Weighted Average Exercise Price (in Dollars per share)					$ 3,680
Cancelled/forfeited, Number of Options					(469,181)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)					$ 5,320
Equity Incentive Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options			31,962,921
Beginning balance, Weighted Average Exercise Price (in Dollars per share)			$ 2,810
Beginning balance, Weighted Average Remaining Contractual Life (Years)						8 years 9 months
Ending balance, Number of Options					25,272,474
Ending balanc, Weighted Average Exercise Price (in Dollars per share)					$ 2,820
Ending balance, Weighted Average Remaining Contractual Life (Years)					9 years 6 months 18 days	7 years 9 months 7 days
Granted, Weighted Average Remaining Contractual Life (Years)
Exercised, Number of Options					(1,606,795)	(2,757,671)
Exercised, Weighted Average Exercise Price (in Dollars per share)					$ 2,520	$ 2.3
Cancelled/forfeited, Number of Options					(5,083,652)	(969,240)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)					$ 2.57	$ 3.65
STI Plan [Member]
Stock-Based Compensation (Details) - Schedule of stock option activity [Line Items]
Beginning balance, Number of Options			9,526,727
Beginning balance, Weighted Average Exercise Price (in Dollars per share)			$ 5,550
Beginning balance, Weighted Average Remaining Contractual Life (Years)			7 years 9 months 7 days			9 years 3 months 3 days
Beginning balance, Aggregate Intrinsic Value (in Dollars)			$ 86,075
Ending balance, Number of Options					6,457,011
Ending balanc, Weighted Average Exercise Price (in Dollars per share)					$ 6,510
Ending balance, Weighted Average Remaining Contractual Life (Years)					7 years 2 months 1 day	8 years 3 days
Ending balance, Aggregate Intrinsic Value (in Dollars)					$ 74
Granted, Weighted Average Remaining Contractual Life (Years)
Exercised, Number of Options					(2,181,335)	(1,630,925)
Exercised, Weighted Average Exercise Price (in Dollars per share)					$ 2,500	$ 2.54
Exercised, Aggregate Intrinsic Value (in Dollars)					$ 3,658
Cancelled/forfeited, Number of Options					(888,381)	(848,955)
Cancelled/forfeited, Weighted Average Exercise Price (in Dollars per share)					$ 8.04	$ 2.68